State Street SPDR MSCI USA StrategicFactors ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Factor Mix A-Series Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.15%					12.27%								12.44%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR MSCI USA StrategicFactors ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.96%					12.11%								12.27%
Performance Inception Date	Apr. 15, 2015
State Street SPDR MSCI USA StrategicFactors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.54%					11.68%								11.74%
State Street SPDR MSCI USA StrategicFactors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.52%					9.59%								10.03%